Segment Information (Contributions of Profitability Information For Reportable Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	$ 66,581	$ 60,667	$ 44,522
Income before income taxes	4,417	6,197	1,585
Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	(240)	(454)	(403)
Injection Molded Plastic Parts [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	28,956	28,609	23,594
Income before income taxes	3,686	5,405	2,520
Injection Molded Plastic Parts [Member] | Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	(178)	(394)	(350)
Electronic Products [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	37,865	32,512	21,331
Income before income taxes	2,077	2,047	742
Electronic Products [Member] | Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	(62)	(60)	(53)
Segment Total [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	66,821	61,121	44,925
Income before income taxes	5,763	7,452	3,262
Sales eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	(240)	(454)	(403)
Sales eliminations [Member] | Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	240	454	403
Corporate expenses [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Income before income taxes	$ (1,346)	$ (1,255)	$ (1,677)